Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 4,090	$ 642	¥ 1,749	¥ 26